SHARE-BASED PAYMENTS - Measurement of fair value of share-based payments (Details)	12 Months Ended
Dec. 31, 2019 Y $ / shares shares
Options with service conditions only | Minimum
The parameters included when calculating fair value:
Risk-free interest rate	0.34%
Options with service conditions only | Maximum
The parameters included when calculating fair value:
Risk-free interest rate	1.50%
Options with service conditions only | Employees, directors and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of shares arising from the exercise of the options (in thousands) | shares	9,509
The parameters included when calculating fair value:
Expected dividend rate	0.00%
Options with service conditions only | Employees, directors and consultants | Minimum
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.08
Exercise price, share options granted	$ 1.04
Expected volatility (weighted average)	51.00%
Expected lifetime (weighted average) | Y	3.5
Options with service conditions only | Employees, directors and consultants | Maximum
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.23
Exercise price, share options granted	$ 1.47
Expected volatility (weighted average)	54.00%
Expected lifetime (weighted average) | Y	7.5
Options with service conditions and market conditions | Employees, directors and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of shares arising from the exercise of the options (in thousands) | shares	4,093
The parameters included when calculating fair value:
Risk-free interest rate	1.74%
Expected dividend rate	0.00%
Options with service conditions and market conditions | Employees, directors and consultants | Minimum
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.08
Exercise price, share options granted	$ 1.15
Expected volatility (weighted average)	54.00%
Expected lifetime (weighted average) | Y	6.98
Options with service conditions and market conditions | Employees, directors and consultants | Maximum
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.23
Exercise price, share options granted	$ 1.34
RSUs | Employees, directors and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of shares arising from the exercise of the options (in thousands) | shares	981
The parameters included when calculating fair value:
Expected dividend rate	0.00%
RSUs | Employees, directors and consultants | Minimum
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.08
Exercise price, share options granted	$ 0.00
Expected volatility (weighted average)	54.00%
RSUs | Employees, directors and consultants | Maximum
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	$ 1.23
Exercise price, share options granted	$ 0.30